Shareholder Report, Holdings (Details) - Multi-Manager Total Return Bond Strategies Fund - Institutional Class	Feb. 28, 2025
AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%
A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Residential Mortgage Backed Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%